Investment Objectives and Goals	Oct. 07, 2024
SEI Select Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Select Small Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Capital appreciation.
SEI Select International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Select International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.
SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Select Emerging Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.